EQ ADVISORS TRUSTSM

MULTIMANAGER MID CAP VALUE PORTFOLIO

SUPPLEMENT DATED OCTOBER 22, 2018 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2018, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information of EQ Advisors Trust (“Trust”) dated May 1, 2018 as supplemented. You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information (“SAI”) and retain it for future reference. You may obtain an additional copy of the Summary Prospectus, Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding portfolio managers changes with respect to the Multimanager Mid Cap Value Portfolio (the “Portfolio”):

Multimanager Mid Cap Value Portfolio

Justin C. Maurer and Thomas B. Maher no longer serve as members of the team that are jointly and primarily responsible for the securities selection, research and trading for a portion of the Active Allocated Portion of the Portfolio.

References to Justin C. Maurer and Thomas B. Maher contained in the sections of the Prospectus entitled “Multimanager Mid Cap Value Portfolio — Class IA, IB and K Shares — Who Manages the Portfolio — Sub-Adviser: Lord, Abbett & Co. LLC” and “Management of the Trust — The Sub-Advisers — Lord, Abbett & Co. LLC” are hereby deleted in their entirety.

The table in the section of the Prospectus entitled “Multimanager Mid Cap Value Portfolio — Class IA, IB and K Shares — Who Manages the Portfolio — Sub-Adviser: Lord, Abbett & Co. LLC (“Lord Abbett”)” is hereby deleted in its entirety and replaced with the following information:

Portfolio Managers: The members of the team that are jointly and primarily responsible for the securities selection, research and trading for a portion of the Active Allocated Portion of the Portfolio are:

Name	Title	Date Began Managing the Portfolio
Eli Rabinowich	Portfolio Manager of Lord Abbett	October 2018
John C. Hardy	Portfolio Manager of Lord Abbett	October 2018

The section of the Prospectus entitled “Management of the Trust — The Sub-Advisers — Lord, Abbett & Co. LLC (“Lord Abbett”)” is amended to include the following information:

Eli Rabinowich, Portfolio Manager. Mr. Rabinowich joined Lord Abbett in 2018 and is the lead Portfolio Manager responsible for managing the firm’s large cap value and mid cap value strategies. Prior to that, he served as a Portfolio Manager, Partner and Analyst at Pzena Investment Management.

John C. Hardy, Portfolio Manager. Mr. Hardy joined Lord Abbett in 2011 and is responsible for contributing to the management for Lord Abbett’s smid-, small-and micro-cap value equity strategies.

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References to Justin C. Maurer and Thomas B. Maher, contained in the section of the Statement of Additional Information entitled “Appendix C — Portfolio Manager Information” with respect to the Portfolio are hereby deleted in their entirety.

The section of the SAI entitled “Appendix C — EQ Advisors Trust — Portfolio Manager Information — Lord, Abbett & Co. LLC (“Lord Abbett or Sub-Adviser”)” is amended to include the following information:

Lord, Abbett & Co. LLC (“Lord Abbett or Sub-Adviser”)
Portfolio Manager	Presented below for each portfolio manager is the number of other accounts of the Adviser managed by the portfolio manager and the total assets in the accounts managed within each category as of
	October 5, 2018						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies[1]		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (million)	Number of Accounts	Total Assets (million)	Number of Accounts	Total Assets (million)	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Multimanager Mid Cap Value Portfolio
Eli Rabinowich	9	$9,771	1	$68	2095	$2,187	0	N/A	0	N/A	0	N/A
John C. Hardy	3	$4,344	1	$68	870	$1,419	0	N/A	0	N/A	0	N/A

Ownership of Securities of the Portfolio as of October 5, 2018

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
Multimanager Mid Cap Value Portfolio
Eli Rabinowich	X
John C. Hardy	X